Summary of significant accounting policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014	May 12, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Revenue			$ 14,500
Cash and cash equivalents	$ 4,155,444	$ 4,329,496	$ 9,425,699	$ 687,739	$ 4,155,444	$ 2,730,105	$ 4,329,496	$ 489,640
Grant income	$ 20,500	$ 29,999		$ 137,500	$ 254,834	$ 264,333	$ 167,499
Patents [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Useful lives			15 years		15 years
Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives					P3Y
Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives					P10Y
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share outstanding	1,361,055	546,886	2,144,055	623,855	1,361,055	1,353,055	546,886